Schedule of Investments August 31, 2020 (Unaudited)

Reinhart Mid Cap PMV Fund

Description	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 5.6%
Discovery, Class A *	200,210	$4,417,634
Interpublic Group of Companies	276,510	4,910,817
		9,328,451
Consumer Discretionary - 8.2%
Aramark	158,753	4,375,233
eBay	78,920	4,323,237
LKQ *	162,430	5,155,528
		13,853,998
Consumer Staples - 2.3%
Ingredion	48,000	3,861,120

Energy - 4.9%
National Oilwell Varco	347,240	4,166,880
Pioneer Natural Resources	38,920	4,044,956
		8,211,836
Financials - 20.3%
American Financial Group	75,500	5,047,175
BOK Financial	76,041	4,268,942
Citizens Financial Group	159,310	4,121,350
Fifth Third Bancorp	123,810	2,557,914
Loews	111,180	3,986,915
Northern Trust	42,410	3,472,955
Progressive	41,200	3,915,648
Signature Bank	33,595	3,259,723
White Mountains Insurance Group	3,783	3,372,166
		34,002,788
Health Care - 12.5%
Cerner	42,300	3,103,551
Dentsply Sirona	84,091	3,773,163
Encompass Health	82,687	5,394,500
Universal Health Services, Class B	47,540	5,246,039
Zimmer Biomet Holdings	25,000	3,522,000
		21,039,253
Industrials - 14.0%
Allison Transmission Holdings	93,000	3,335,910
AMERCO	14,295	5,073,153
Carlisle Companies	27,170	3,557,911
General Dynamics	21,430	3,200,570
Huntington Ingalls Industries	26,350	3,992,552
Snap-on	28,995	4,299,089
		23,459,185
Information Technology - 11.4%
Citrix Systems	22,110	3,210,372
Cognizant Technology Solutions, Class A	73,560	4,918,222
Fidelity National Financial	154,000	5,055,820
Sensata Technologies Holding plc *	64,000	2,664,960
Skyworks Solutions	23,200	3,360,520
		19,209,894
Materials - 1.5%
Axalta Coating Systems *	105,210	2,509,259

Real Estate - 9.5%
American Campus Communities - REIT	80,000	2,712,000
Camden Property Trust - REIT	40,795	3,709,897
Ventas - REIT	111,420	4,591,618
Weyerhaeuser - REIT	161,520	4,895,671
		15,909,186
Utilities - 7.8%
Avista	88,517	3,262,737
UGI	145,750	5,032,747
Vistra Energy	245,710	4,725,003
		13,020,487
TOTAL COMMON STOCKS
(Cost $159,166,850)		164,405,457

SHORT-TERM INVESTMENT - 2.1%
First American Treasury Obligations Fund, Class X, 0.07% ^
(Cost $3,512,810)	3,512,810	3,512,810

Total Investments - 100.1%
(Cost $162,679,660)		167,918,267
Other Assets and Liabilities, Net - (0.1)%		(217,890)
Total Net Assets - 100.0%		$167,700,377

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of August 31, 2020.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$164,405,457	$-	$-	$164,405,457
Short-Term Investment	3,512,810	-	-	3,512,810
Total Investments	$167,918,267	$-	$-	$167,918,267

Refer to Schedule of Investments for furhter information on the classification of investments.